SHARE CAPITAL AND RESERVES	12 Months Ended
Jul. 31, 2024
SHARE CAPITAL AND RESERVES
SHARE CAPITAL AND RESERVES

5. SHARE CAPITAL AND RESERVES

(a)	Authorized share capital

As at July 31, 2024 and July 31, 2023, the authorized share capital of the Company comprised an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

No preferred shares have been issued to date. All issued common shares are fully paid.

Shares issued during the year ended July 31, 2023

On October 26, 2022, the Company completed a private placement of 2,750,000 units at a price of $0.20 per unit for gross proceeds of $550,000. Each unit consists of one common share and one transferable flow-through common share purchase warrant (a “Warrant”). Each Warrant entitles the holder to purchase one additional flow-through common share at a price of $0.20 for a period of five years from the closing of the private placement.

Shares issued during the year ended July 31, 2024

On September 8, 2023, the Company issued 500,000 common shares upon the exercise of 500,000 flow-through warrants at $0.20 for gross proceeds of flow-through funds of $100,000.

On September 28, 2023, the Company issued 500,000 common shares upon the exercise of 500,000 flow-through warrants at $0.20 for gross proceeds of flow-through funds of $100,000.

On October 30, 2023, the Company completed a private placement of 1,538,889 flow-through units at a price of $0.18 per unit for gross proceeds of flow-through funds of $277,000. Each flow-through unit consists of one flow-through common share and one flow-through common share purchase warrant (a “Warrant”). Each Warrant entitles the holder to purchase one additional flow-through common share at a price of $0.18 for a period of five years from the closing of the private placement. $15,389 of the proceeds was allocated to these warrants issued.

On November 27, 2023, the Company issued 250,000 common shares upon the exercise of 250,000 flow-through warrants at $0.20 for gross proceeds of flow-through funds of $50,000.

On December 5, 2023, the Company issued 416,667 common shares upon the exercise of 416,667 flow-through warrants at $0.18 for gross proceeds of flow-through funds of $75,000, and $4,167 of the fair value previously allocated to these warrants was transferred to share capital.

On December 18, 2023, the Company issued 277,778 common shares upon the exercise of 277,778 flow-through warrants at $0.18 for gross proceeds of flow-through funds of $50,000, and $2,778 of the fair value previously allocated to these warrants were transferred to share capital.

On February 7, 2024, the Company issued 705,555 common shares upon the exercise of 705,555 flow-through warrants at $0.18 for gross proceeds of flow-through funds of $127,000, and $7,055 of the fair value previously allocated to these warrants was transferred to share capital.

On March 20, 2024, the Company issued 750,000 common shares (valued at $210,000) to Eagle Plains Resources Ltd., an arms-length vendor for the acquisition of the Lone Pine mineral claim (Note 4(a)).

On March 22, 2024, the Company issued 15,000 common shares (valued at $4,350) to Shawn Merkley, an arms-length vendor for the acquisition of the North mineral claim (Note 4(a)).

On May 30, 2024, the Company issued 3,300,000 flow-through shares (“FT Shares”) at $0.35 per FT Share for gross proceeds of flow-through funds of $1,155,000, and 6,000,000 non-flow-through shares (“Non-FT Shares”) at $0.35 per Non-FT Share for gross proceeds of $2,100,000. A key new investor, the Sutton Group Inc., subscribed for 6,000,000 of Non-FT Shares and became an insider of the Company, and 3,300,000 FT Shares were issued to Robert Dickinson, a director of the Company. These securities were subject to a 4-month hold period in Canada, and no commissions were paid in connection with the financings.

On July 8, 2024, the Company issued 750,000 common shares upon the exercise of 750,000 flow-through warrants at $0.20 for gross proceeds of flow-through funds of $150,000.

In connection with the private placements completed during the year ended July 31, 2024, the Company incurred $17,174 of share issuance costs.

Flow-through shares premium liability and expenditures commitment

Flow-through shares premium liability

During the year ended July 31, 2024, the Company completed eight issuances of flow-through shares for total gross proceeds of $2,084,000.

The Company recognized a flow-through share premium liability of $62,778 to account for the excess of the subscription or exercise price at $0.20 over the fair value of the shares issued on September 8 (closing quote at $0.19 per share), September 28, 2023 (closing quote at $0.17 per share), on November 27 (closing quote at $0.14 per share), and for the excess of the subscription or exercise price at $0.18 over the fair value of the shares issued on December 5 (closing quote at $0.14 per share) and December 18, 2023 (closing quote at $0.14 per share).

The Company did not recognize any flow-through share premium liability for the flow through share issuance on October 30, 2023, as the $0.18 unit price has allocated $0.17 to the common shares and $0.01 residual value of the total unit price to the warrants issued on October 30, 2023.

The Company did not recognize any flow-through share premium liability for the flow through share issuance on February 7, 2024, as the $0.18 unit price has been allocated entirely to the issued common shares. The closing quote of the shares at $0.18 on February 7, 2024 resulted in no residual value to allocate to either warrants or flow-through share premium liability.

The Company did not recognize any flow-through share premium liability for the flow through share issuance on July 8, 2024, as the $0.20 unit price has been allocated entirely to the issued common shares. The closing quote of the shares at $0.46 on July 8, 2024 resulted in no residual value to allocate to either warrants or flow-through share premium liability.

The Company did not recognize any flow-through share premium liability for the flow-through share issuance on May 30, 2024, as the unit price of each flow-through share was equal to that of a non-flow-through share at $0.35.

A summary of the changes in the Company’s flow-through shares premium liability was as follows:

Flow-through shares premium liability	2024	2023
Balance as at August 1	$–	$–
Flow-through shares issuance with premium recognition	62,778	–
Recognition in income	(62,778)	–
Balance as at July 31	$-	$–

Future Flow-through shares commitments

i.	Shares issued on May 30, 2024 for gross proceeds of $1,155,000

As of July 31, 2024, the gross proceeds of $9,474 remained to be spent for flow-through eligible expenditures on or before May 30, 2026.

ii.	Shares issued on July 8, 2024 for gross proceeds of $150,000.

As of July 31, 2024, the gross proceeds of $150,000 remained to be spent for flow-through eligible expenditures on or before July 8, 2026.

During the year ended July 31, 2024, the estimated flow-through eligible expenditures of $2,188,414 were incurred.

(b)	Warrants

Share purchase warrants transactions are summarized as follows:

	Number of Outstanding Warrants	Weighted Average Exercise Price
Balance, July 31, 2022	-	$-
Issued	2,750,000	0.20
Balance, July 31, 2023	2,750,000	$0.20
Issued	1,538,889	0.18
Exercised	(3,400,000)	0.19
Balance, July 31, 2024	888,889	$0.20

As at July 31, 2024, the weighted average remaining of the outstanding warrants was 3.40 years.

(c)	Options

Stock option transactions are summarized as follows:

	Number of Outstanding Options	Weighted Average Exercise Price
Balance, July 31, 2022	995,700	$0.20
Granted	3,204,300	0.20
Balance, July 31, 2023 and 2024	4,200,000	$0.20

As at July 31, 2024, stock options outstanding and exercisable are as follows:

	Outstanding Options	Exercise Price
October 31, 2027	3,204,300	$0.20
January 11, 2032	995,700	$0.20

As at July 31, 2024, the weighted average remaining life of the outstanding options was 4.25 years.

On October 31, 2022, the Company granted 3,204,300 stock options to two directors of the Company at an exercise of $0.20 per option for a period of 5 years. The options fully vested as granted and valued at $640,860 using the Black- Scholes option pricing model with the following weighted average assumptions: expected life of 5 years, volatility of 478%, dividend yield of 0%, and risk- free rate of 3.43%. The fair value of the stock options granted was recognized to equity-settled share-based compensation in the amount of $640,860 in the year ended July 31, 2023.

On January 11, 2022, the Company granted 1,995,700 stock options to a director of the Company at an exercise of $0.20 per option for a period of 10 years. The options fully vested as granted and valued at $399,140 using the Black- Scholes option pricing model with the following weighted average assumptions: expected life of 10 years, volatility of 350%, dividend yield of 0%, and risk- free rate of 1.71%. The fair value of the stock options granted was recognized to equity-settled share-based compensation in the amount of $399,140.

On July 12, 2022, 1,000,000 options were exercised for gross proceeds of $200,000 and the fair value of $200,000 was transferred from share capital to reserves.